UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-09

Central Index Key Number of issuing entity: 0001690255

Citigroup Commercial Mortgage Trust 2016-P6

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

Central Index Key Number: 0001541001

Barclays Bank PLC

Central Index Key Number: 0000312070

Starwood Mortgage Funding V LLC

Central Index Key Number: 0001682509

Macquarie US Trading LLC d/b/a Principal Commercial Capital

Central Index Key Number: 0001634437

Société Générale

Central Index Key Number: 0001238163

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note: This Form ABS-EE/A amends the Form ABS-EE (the "Original Form ABS-EE") filed with the Securities and Exchange Commission on November 28, 2018 under Commission File No. 333-207132-09 to correct a clerical error with respect to the date thereof set forth next to the signature block. Effective upon the filing of this Form ABS-EE/A, the original Form ABS-EE is superseded and replaced in its entirety by this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: November 28, 2018	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President